EMPLOYEE BENEFITS - Employee Benefit Revenue/(Expenses) Allocation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
employee benefit revenue/(expenses)	R$ (157.8)	R$ (178.2)	R$ (131.2)
Employee benefit revenue (expenses) allocated to other operating income/(expenses), net [member]
IfrsStatementLineItems [Line Items]
employee benefit revenue/(expenses)	(0.1)	(0.2)	(0.0)
Employee benefit revenue (expenses) allocated to cost of sales [member]
IfrsStatementLineItems [Line Items]
employee benefit revenue/(expenses)	(26.4)	(33.0)	(28.9)
Employee benefit revenue (expenses) allocated to sales and marketing expenses [member]
IfrsStatementLineItems [Line Items]
employee benefit revenue/(expenses)	(9.4)	(11.7)	(9.9)
Employee benefit revenue (expenses) allocated to administrative expenses [member]
IfrsStatementLineItems [Line Items]
employee benefit revenue/(expenses)	(14.1)	(17.7)	24.8
Employee benefit revenue (expenses) allocated to financial expenses [member]
IfrsStatementLineItems [Line Items]
employee benefit revenue/(expenses)	R$ (107.8)	R$ (115.6)	R$ (117.2)